UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01530

Name of Registrant: Vanguard Explorer Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (97.8%)[1]
Consumer Discretionary (16.1%)
* Urban Outfitters Inc.	2,104,625	64,296
* Life Time Fitness Inc.	1,346,145	61,128
* PulteGroup Inc.	3,742,155	42,286
* CarMax Inc.	1,406,070	39,131
Lennar Corp. Class A	1,282,895	37,473
Aaron's Inc.	1,271,390	37,290
DSW Inc. Class A	600,550	35,505
* Fifth & Pacific Cos. Inc.	3,149,390	34,895
* Cheesecake Factory Inc.	1,032,036	34,594
Texas Roadhouse Inc. Class A	1,954,325	33,829
Tractor Supply Co.	357,525	32,488
Brunswick Corp.	1,416,285	31,144
* TRW Automotive Holdings Corp.	749,265	29,446
Gentex Corp.	1,815,620	29,068
* Steven Madden Ltd.	705,000	28,503
* Sally Beauty Holdings Inc.	1,073,291	28,356
* LKQ Corp.	777,695	27,476
* Crocs Inc.	1,713,985	26,310
* DreamWorks Animation SKG Inc. Class A	1,361,240	26,136
Churchill Downs Inc.	470,250	26,024
Service Corp. International	2,002,130	25,727
HSN Inc.	601,200	25,467
* ANN Inc.	879,171	23,808
* MGM Resorts International	2,468,930	23,504
Dana Holding Corp.	1,767,100	23,290
Cinemark Holdings Inc.	958,496	22,410
Tiffany & Co.	404,200	22,203
Dunkin' Brands Group Inc.	680,225	20,597
* Express Inc.	1,262,685	20,329
* Live Nation Entertainment Inc.	2,179,380	19,440
* Steiner Leisure Ltd.	449,500	18,744
* Coinstar Inc.	389,321	18,489
* Tumi Holdings Inc.	989,320	17,857
* Carter's Inc.	335,700	17,010
^ GameStop Corp. Class A	981,192	15,719
* Buffalo Wild Wings Inc.	210,000	15,244
Ulta Salon Cosmetics & Fragrance Inc.	159,197	13,513
DeVry Inc.	679,195	13,333
Pier 1 Imports Inc.	791,791	13,057
* AMC Networks Inc. Class A	296,600	12,861
DR Horton Inc.	702,219	12,380
* Denny's Corp.	2,826,500	12,324
* Deckers Outdoor Corp.	289,800	12,088
Chico's FAS Inc.	787,100	12,058
* Hibbett Sports Inc.	193,496	11,759
Men's Wearhouse Inc.	396,043	10,792
Group 1 Automotive Inc.	195,521	10,509
* Select Comfort Corp.	384,419	9,999
* Pandora Media Inc.	983,200	9,704

Six Flags Entertainment Corp.	167,226	9,634
Monro Muffler Brake Inc.	289,680	9,580
* BJ's Restaurants Inc.	240,000	9,499
Sturm Ruger & Co. Inc.	189,633	9,374
* Hanesbrands Inc.	311,000	9,336
* Jos A Bank Clothiers Inc.	220,000	9,297
* American Public Education Inc.	367,200	9,220
Oxford Industries Inc.	208,000	8,994
* Genesco Inc.	128,640	8,519
bebe stores inc	1,305,400	7,832
GNC Holdings Inc. Class A	197,322	7,603
* SodaStream International Ltd.	190,000	7,412
* O'Reilly Automotive Inc.	86,100	7,382
Weight Watchers International Inc.	139,800	7,074
* Zagg Inc.	573,000	6,360
* WMS Industries Inc.	328,100	6,027
* Lululemon Athletica Inc.	100,000	5,648
* Aeropostale Inc.	267,480	5,275
* ITT Educational Services Inc.	110,000	4,270
Vail Resorts Inc.	85,518	4,245
* Fossil Inc.	59,200	4,244
* Toll Brothers Inc.	143,900	4,198
Polaris Industries Inc.	44,558	3,349
* Meritage Homes Corp.	94,500	3,317
* Peet's Coffee & Tea Inc.	40,100	3,024
Brinker International Inc.	82,399	2,671
* Goodyear Tire & Rubber Co.	210,000	2,405
* Capella Education Co.	80,400	2,132
* Papa John's International Inc.	41,600	2,122
Foot Locker Inc.	63,700	2,103
* Smith & Wesson Holding Corp.	207,000	2,091
Domino's Pizza Inc.	59,442	2,029
* Conn's Inc.	110,497	1,972
^ Buckle Inc.	50,800	1,964
Regal Entertainment Group Class A	141,100	1,950
PetSmart Inc.	28,045	1,854
Ameristar Casinos Inc.	109,000	1,839
Thor Industries Inc.	63,100	1,813
American Eagle Outfitters Inc.	85,400	1,778
Harman International Industries Inc.	40,100	1,618
Sinclair Broadcast Group Inc. Class A	143,800	1,467
* Tenneco Inc.	36,577	1,071
Cracker Barrel Old Country Store Inc.	13,300	833
* DineEquity Inc.	15,600	831
* Shuffle Master Inc.	55,800	815
* Multimedia Games Holding Co. Inc.	48,600	688
PVH Corp.	7,900	628
* Vitamin Shoppe Inc.	4,600	253
* Tempur-Pedic International Inc.	3,865	110
		1,397,343
Consumer Staples (2.6%)
* United Natural Foods Inc.	598,194	32,482
Herbalife Ltd.	552,893	30,348
Casey's General Stores Inc.	473,310	28,129
* Smithfield Foods Inc.	1,499,610	27,743
* Monster Beverage Corp.	332,800	22,121
PriceSmart Inc.	297,090	21,396

McCormick & Co. Inc.	215,150	13,098
* Boston Beer Co. Inc. Class A	112,453	12,113
* Hain Celestial Group Inc.	213,695	11,901
* Susser Holdings Corp.	213,596	7,713
* Green Mountain Coffee Roasters Inc.	405,300	7,401
Diamond Foods Inc.	160,000	2,603
B&G Foods Inc. Class A	78,940	2,210
Church & Dwight Co. Inc.	27,800	1,602
Nu Skin Enterprises Inc. Class A	23,027	1,175
* Pilgrim's Pride Corp.	249,500	1,160
* Rite Aid Corp.	816,000	947
Harris Teeter Supermarkets Inc.	12,500	517
		224,659
Energy (6.1%)
Cabot Oil & Gas Corp.	1,154,215	48,696
* Superior Energy Services Inc.	1,575,951	34,151
Core Laboratories NV	298,534	33,304
* Atwood Oceanics Inc.	684,325	30,473
* SemGroup Corp. Class A	883,540	29,784
* Carrizo Oil & Gas Inc.	1,010,980	25,487
* ION Geophysical Corp.	3,533,638	23,499
* Rosetta Resources Inc.	559,500	23,342
* SandRidge Energy Inc.	3,338,565	22,769
* Comstock Resources Inc.	1,210,530	19,586
* Rex Energy Corp.	1,522,980	19,311
* Whiting Petroleum Corp.	472,100	19,073
* Clean Energy Fuels Corp.	1,328,620	18,747
* Pioneer Energy Services Corp.	2,040,450	16,405
* Kodiak Oil & Gas Corp.	1,784,118	14,897
* TETRA Technologies Inc.	2,129,316	14,756
* Key Energy Services Inc.	1,837,236	14,716
Trican Well Service Ltd.	1,173,700	14,091
RPC Inc.	1,039,050	13,975
* Southwestern Energy Co.	397,625	13,221
Oceaneering International Inc.	246,100	12,721
* McDermott International Inc.	1,068,590	12,503
* Tesco Corp.	929,453	10,772
* Approach Resources Inc.	387,250	10,223
^ Niko Resources Ltd.	240,475	4,127
* Hornbeck Offshore Services Inc.	91,100	3,858
Energy XXI Bermuda Ltd.	122,500	3,820
* Oil States International Inc.	51,600	3,751
* Basic Energy Services Inc.	334,000	3,614
Western Refining Inc.	92,500	2,177
* Stone Energy Corp.	77,100	2,025
HollyFrontier Corp.	53,446	1,998
* Vaalco Energy Inc.	226,200	1,658
* Oasis Petroleum Inc.	56,400	1,477
* Mitcham Industries Inc.	81,200	1,435
* Gulfmark Offshore Inc.	31,600	1,136
* Rentech Inc.	521,825	1,038
* Contango Oil & Gas Co.	15,000	889
* Callon Petroleum Co.	75,000	373
* Clayton Williams Energy Inc.	5,832	241
* Cloud Peak Energy Inc.	14,313	237

	Crosstex Energy Inc.	14,000	189
			530,545
Exchange-Traded Funds (1.8%)
2	Vanguard Small-Cap ETF	865,083	65,124
^,2 Vanguard Small-Cap Growth ETF		713,200	58,946
^	iShares Russell 2000 Index Fund	421,805	33,048
			157,118
Financials (6.6%)
*	Affiliated Managers Group Inc.	318,875	35,583
*,3 HFF Inc. Class A		2,208,536	28,843
	East West Bancorp Inc.	1,318,410	28,741
*,3 eHealth Inc.		1,534,725	28,193
	International Bancshares Corp.	1,388,255	25,447
	Protective Life Corp.	906,847	25,310
*	National Financial Partners Corp.	1,690,647	25,106
	National Penn Bancshares Inc.	2,808,393	24,826
	MFA Financial Inc.	3,066,525	24,778
	PS Business Parks Inc.	363,523	24,578
*	Signature Bank	366,850	23,662
	Cash America International Inc.	587,700	22,521
	Zions Bancorporation	1,229,990	22,386
	NASDAQ OMX Group Inc.	965,777	21,923
	Wintrust Financial Corp.	572,571	21,019
	Och-Ziff Capital Management Group LLC Class A	2,611,100	18,930
	LPL Financial Holdings Inc.	634,780	17,787
*	Financial Engines Inc.	919,200	17,253
	Cathay General Bancorp	969,410	15,695
	Cardinal Financial Corp.	1,136,522	14,547
*	DFC Global Corp.	720,840	13,819
*	Ocwen Financial Corp.	673,380	13,306
*	WisdomTree Investments Inc.	1,729,866	11,573
	Essex Property Trust Inc.	73,300	11,534
	Jefferies Group Inc.	788,713	9,890
	Evercore Partners Inc. Class A	290,331	6,727
	KBW Inc.	231,109	3,723
	Tanger Factory Outlet Centers	87,911	2,831
	Walter Investment Management Corp.	115,900	2,622
*	World Acceptance Corp.	30,876	2,201
*	State Bank Financial Corp.	133,874	2,130
	Camden Property Trust	29,000	2,068
	Allied World Assurance Co. Holdings AG	27,400	2,067
	QC Holdings Inc.	566,930	1,990
	Nelnet Inc. Class A	78,076	1,836
*	Credit Acceptance Corp.	18,135	1,738
	Omega Healthcare Investors Inc.	64,300	1,559
*	First Cash Financial Services Inc.	38,861	1,558
	Apartment Investment & Management Co. Class A	53,600	1,470
	Montpelier Re Holdings Ltd.	71,100	1,440
	Home Properties Inc.	21,300	1,398
	Extra Space Storage Inc.	42,500	1,391
	Sovran Self Storage Inc.	21,300	1,216
	National Health Investors Inc.	21,400	1,149
	Regency Centers Corp.	21,400	1,024
	CBL & Associates Properties Inc.	43,800	864
	Digital Realty Trust Inc.	11,065	864
	Macerich Co.	14,200	829

	Highwoods Properties Inc.	21,200	718
	Federal Realty Investment Trust	6,300	685
	Rayonier Inc.	10,927	521
	GAMCO Investors Inc.	8,000	358
	Federated Investors Inc. Class B	15,000	302
*	Taylor Capital Group Inc.	11,300	197
*	Strategic Hotels & Resorts Inc.	32,200	195
	Amtrust Financial Services Inc.	5,400	161
			575,082
Health Care (19.6%)
	Cooper Cos. Inc.	1,264,839	95,192
*	Salix Pharmaceuticals Ltd.	1,292,270	57,919
	Coventry Health Care Inc.	1,676,465	55,877
*	Alkermes plc	2,892,835	53,778
*	Bruker Corp.	4,284,363	50,641
*	Amylin Pharmaceuticals Inc.	1,633,778	50,304
*,^ Seattle Genetics Inc.		1,819,104	47,588
*	Onyx Pharmaceuticals Inc.	590,900	44,300
*	ResMed Inc.	1,295,899	40,899
	Universal Health Services Inc. Class B	1,038,075	40,568
*	Covance Inc.	860,480	40,391
*	Elan Corp. plc ADR	3,489,508	40,304
*	Regeneron Pharmaceuticals Inc.	290,680	39,140
*	Health Management Associates Inc. Class A	5,741,285	37,778
*	ICON plc ADR	1,381,095	33,326
*	BioMarin Pharmaceutical Inc.	820,200	32,226
	West Pharmaceutical Services Inc.	629,150	31,319
*	Henry Schein Inc.	415,950	31,117
*	Insulet Corp.	1,581,370	30,932
*	Volcano Corp.	1,168,430	30,905
*	Edwards Lifesciences Corp.	286,400	28,984
*	Vertex Pharmaceuticals Inc.	589,500	28,597
*,3 Kindred Healthcare Inc.		2,999,439	28,405
*,^ Questcor Pharmaceuticals Inc.		751,802	27,719
*	IPC The Hospitalist Co. Inc.	603,514	25,951
*	Alexion Pharmaceuticals Inc.	242,200	25,395
	DENTSPLY International Inc.	688,950	25,036
*	Align Technology Inc.	730,798	24,818
*	Mettler-Toledo International Inc.	154,859	23,972
*	Watson Pharmaceuticals Inc.	306,835	23,881
*	PAREXEL International Corp.	864,950	23,803
*	Cubist Pharmaceuticals Inc.	549,280	23,652
*	Luminex Corp.	1,370,590	23,478
*	Bio-Rad Laboratories Inc. Class A	242,640	23,344
*	ABIOMED Inc.	959,000	21,625
*	Jazz Pharmaceuticals plc	395,403	19,007
*	Nektar Therapeutics	2,222,800	18,938
*	Incyte Corp. Ltd.	733,080	18,320
*	QIAGEN NV	1,016,700	17,904
*	Catamaran Corp.	210,192	17,763
*	Brookdale Senior Living Inc. Class A	1,073,450	17,669
*	Thoratec Corp.	495,732	17,009
*	Optimer Pharmaceuticals Inc.	1,174,200	16,040
*	Centene Corp.	418,839	15,933
*	Gen-Probe Inc.	191,065	15,799
*	Exelixis Inc.	2,288,277	14,302
	Patterson Cos. Inc.	415,800	14,179

*	WellCare Health Plans Inc.	213,825	13,860
*	Allscripts Healthcare Solutions Inc.	1,498,200	13,783
*	WuXi PharmaTech Cayman Inc. ADR	989,650	13,380
*,^ AVEO Pharmaceuticals Inc.		970,500	12,713
*	Immunogen Inc.	786,800	12,699
*	Momenta Pharmaceuticals Inc.	880,690	12,523
*	Air Methods Corp.	108,700	11,852
*	Akorn Inc.	837,265	11,445
*	Cyberonics Inc.	262,388	11,361
*	Tornier NV	504,357	11,005
*	Warner Chilcott plc Class A	606,900	10,317
*	MWI Veterinary Supply Inc.	100,741	9,176
*	Isis Pharmaceuticals Inc.	756,339	9,167
*	Cepheid Inc.	241,889	7,750
*	Sirona Dental Systems Inc.	158,195	6,839
*	Greenway Medical Technologies	383,710	5,253
	Invacare Corp.	363,550	5,122
*	NxStage Medical Inc.	316,321	4,761
*	ICU Medical Inc.	75,305	4,016
*	NuVasive Inc.	190,150	3,972
*	Acadia Healthcare Co. Inc.	208,200	3,360
*	Dynavax Technologies Corp.	719,960	2,779
*	Pharmacyclics Inc.	50,400	2,682
*	ViroPharma Inc.	115,295	2,503
*	Medicines Co.	94,754	2,373
	Quality Systems Inc.	142,136	2,297
*	Charles River Laboratories International Inc.	66,600	2,266
*	Team Health Holdings Inc.	84,200	2,248
*	Array BioPharma Inc.	431,545	2,218
	Chemed Corp.	34,506	2,166
*	Orthofix International NV	50,800	2,083
	Perrigo Co.	16,392	1,869
*	Trinity Biotech plc ADR	142,664	1,799
*	Molina Healthcare Inc.	73,250	1,788
*	Auxilium Pharmaceuticals Inc.	64,700	1,743
*	Select Medical Holdings Corp.	138,900	1,479
	PDL BioPharma Inc.	214,300	1,455
*	Affymax Inc.	78,226	1,270
*	Hi-Tech Pharmacal Co. Inc.	36,300	1,247
*	Acorda Therapeutics Inc.	49,800	1,199
*	Infinity Pharmaceuticals Inc.	52,400	915
*	Omnicell Inc.	61,700	805
*	ArthroCare Corp.	19,650	581
*	Genomic Health Inc.	12,692	426
*	Par Pharmaceutical Cos. Inc.	8,300	415
*	Anika Therapeutics Inc.	32,900	400
*	Impax Laboratories Inc.	9,535	212
			1,701,599
Industrials (16.0%)
	Triumph Group Inc.	1,069,200	66,857
*	IHS Inc. Class A	576,140	63,531
	MSC Industrial Direct Co. Inc. Class A	799,002	54,915
	Kennametal Inc.	1,388,680	51,242
*	EnerSys Inc.	1,132,140	38,663
*	Middleby Corp.	394,485	38,628
	Pentair Inc.	870,680	38,162
*	RBC Bearings Inc.	725,433	33,979

*	Genesee & Wyoming Inc. Class A	538,853	33,441
*	B/E Aerospace Inc.	821,507	32,228
*	Teledyne Technologies Inc.	513,967	32,020
	Belden Inc.	981,140	31,524
	Progressive Waste Solutions Ltd.	1,448,405	28,968
*,^ Polypore International Inc.		752,780	27,973
	Manpower Inc.	785,090	27,933
	Knight Transportation Inc.	1,795,625	27,527
*	AerCap Holdings NV	2,426,316	27,514
	Flowserve Corp.	228,905	27,464
*	Beacon Roofing Supply Inc.	1,029,450	27,291
	Chicago Bridge & Iron Co. NV	750,451	26,821
	Waste Connections Inc.	805,100	24,773
*	Huron Consulting Group Inc.	734,090	24,724
	Towers Watson & Co. Class A	419,470	24,593
	AMETEK Inc.	742,380	23,014
	Lennox International Inc.	524,246	22,894
	Snap-on Inc.	336,240	22,790
*	Esterline Technologies Corp.	386,500	22,695
	Con-way Inc.	606,840	21,616
*	Moog Inc. Class A	580,825	21,136
*	Hub Group Inc. Class A	668,800	19,897
	Landstar System Inc.	396,530	19,593
*	Stericycle Inc.	174,815	16,232
*	WESCO International Inc.	283,596	15,799
	Armstrong World Industries Inc.	408,435	15,786
*	Trimas Corp.	717,540	15,599
	UTi Worldwide Inc.	1,152,235	15,267
	Corrections Corp. of America	474,760	14,755
*	TrueBlue Inc.	928,100	14,126
*	Rush Enterprises Inc. Class A	850,571	13,737
	TAL International Group Inc.	391,388	13,366
	Graco Inc.	291,150	13,358
*	Atlas Air Worldwide Holdings Inc.	282,050	12,794
*	CAI International Inc.	576,096	11,914
*	Mobile Mini Inc.	824,600	11,808
*	US Airways Group Inc.	1,021,155	11,702
*	Old Dominion Freight Line Inc.	274,720	11,648
*	Chart Industries Inc.	174,485	11,317
*	Clean Harbors Inc.	185,741	11,245
*	Rexnord Corp.	576,380	11,182
*	Avis Budget Group Inc.	749,254	10,767
	Titan International Inc.	488,234	10,092
*	Dycom Industries Inc.	552,672	9,628
*	II-VI Inc.	547,000	9,540
*	Colfax Corp.	328,090	9,495
*	Hexcel Corp.	378,500	8,815
	Woodward Inc.	244,688	8,214
*	Exponent Inc.	147,522	7,625
*	DigitalGlobe Inc.	361,800	7,044
	Gardner Denver Inc.	120,000	6,838
*	Advisory Board Co.	127,000	5,714
*	Team Inc.	177,045	5,513
	Robbins & Myers Inc.	108,073	4,954
*	Greenbrier Cos. Inc.	262,800	4,284
*	MasTec Inc.	244,900	3,909
	Watsco Inc.	48,700	3,309

Dun & Bradstreet Corp.	37,100	2,975
Toro Co.	68,270	2,567
* Copart Inc.	105,900	2,516
Lincoln Electric Holdings Inc.	62,500	2,492
Copa Holdings SA Class A	30,500	2,365
Deluxe Corp.	81,709	2,314
Applied Industrial Technologies Inc.	58,697	2,181
* United Rentals Inc.	73,300	2,119
Hubbell Inc. Class B	24,500	2,016
* Thermon Group Holdings Inc.	91,461	1,965
* Alaska Air Group Inc.	55,924	1,949
* USG Corp.	118,800	1,929
Actuant Corp. Class A	66,493	1,892
JB Hunt Transport Services Inc.	33,000	1,816
Generac Holdings Inc.	71,900	1,641
Aircastle Ltd.	135,900	1,608
Steelcase Inc. Class A	167,879	1,439
* Dollar Thrifty Automotive Group Inc.	18,700	1,391
Covanta Holding Corp.	66,700	1,146
* JetBlue Airways Corp.	190,000	1,047
Sauer-Danfoss Inc.	26,808	970
Textainer Group Holdings Ltd.	25,574	962
Mine Safety Appliances Co.	26,700	916
* H&E Equipment Services Inc.	44,100	623
Mueller Industries Inc.	13,700	584
Standex International Corp.	10,600	453
Equifax Inc.	7,500	351
Robert Half International Inc.	11,800	319
Timken Co.	6,900	250
Donaldson Co. Inc.	6,000	205
* Furmanite Corp.	40,009	179
Mueller Water Products Inc. Class A	19,700	70
* Republic Airways Holdings Inc.	13,400	61
		1,387,093
Information Technology (22.7%)
* Alliance Data Systems Corp.	693,193	90,115
* VeriFone Systems Inc.	2,164,615	78,554
* Cadence Design Systems Inc.	6,099,560	74,537
Sapient Corp.	5,572,040	55,498
* Teradyne Inc.	3,531,920	51,955
* Microsemi Corp.	2,594,990	50,239
* TiVo Inc.	5,752,160	49,986
* Ultimate Software Group Inc.	479,019	42,858
* Parametric Technology Corp.	1,900,581	40,939
Syntel Inc.	660,952	38,421
FEI Co.	789,920	37,687
Convergys Corp.	2,348,485	34,617
IAC/InterActiveCorp	655,135	34,467
MKS Instruments Inc.	1,268,710	33,494
Jabil Circuit Inc.	1,509,965	32,766
* ON Semiconductor Corp.	4,565,265	31,683
* Silicon Laboratories Inc.	844,070	31,188
j2 Global Inc.	1,004,943	30,078
* F5 Networks Inc.	302,495	28,247
* MICROS Systems Inc.	581,856	27,778
* NCR Corp.	1,175,874	27,421
* Bankrate Inc.	1,644,830	26,235

*	ValueClick Inc.	1,615,085	25,373
*	Red Hat Inc.	450,400	24,168
*	SolarWinds Inc.	452,331	24,150
*	Ciena Corp.	1,506,220	24,145
*	RADWARE Ltd.	789,715	23,873
*	Cardtronics Inc.	767,922	23,813
	Heartland Payment Systems Inc.	749,315	23,753
*	JDS Uniphase Corp.	2,387,120	23,489
*	Riverbed Technology Inc.	1,331,200	23,482
*	Rovi Corp.	1,748,520	23,395
	FactSet Research Systems Inc.	248,600	23,110
*	Trimble Navigation Ltd.	521,885	23,099
*	NICE Systems Ltd. ADR	631,945	22,750
*	Acxiom Corp.	1,275,000	21,382
*	Concur Technologies Inc.	316,435	21,372
*	Euronet Worldwide Inc.	1,117,230	20,423
	Cypress Semiconductor Corp.	1,816,440	19,418
*	Finisar Corp.	1,536,400	19,097
*,^ Jive Software Inc.		949,396	19,016
	Power Integrations Inc.	527,731	18,597
*	Sourcefire Inc.	340,900	17,403
*	CACI International Inc. Class A	291,500	16,455
*	Constant Contact Inc.	944,900	15,846
*	Super Micro Computer Inc.	1,266,045	15,712
	Avago Technologies Ltd.	422,630	15,637
*	Universal Display Corp.	483,045	15,342
*	Volterra Semiconductor Corp.	660,189	15,171
*	Liquidity Services Inc.	327,112	14,956
*	Aspen Technology Inc.	619,705	14,489
*	BroadSoft Inc.	584,050	14,338
	ADTRAN Inc.	652,935	14,090
*	Nuance Communications Inc.	679,670	13,831
*	Salesforce.com Inc.	111,140	13,821
*	FleetCor Technologies Inc.	373,118	13,776
	Fair Isaac Corp.	313,800	13,584
*	Atmel Corp.	2,251,615	13,194
*	Nanometrics Inc.	819,392	12,447
*	Manhattan Associates Inc.	257,336	12,015
*	Standard Microsystems Corp.	322,700	11,911
	MercadoLibre Inc.	177,686	11,871
	National Instruments Corp.	440,741	11,389
*	Progress Software Corp.	571,700	11,114
*	Kenexa Corp.	462,514	11,012
*	Entropic Communications Inc.	1,741,400	10,448
*	Aruba Networks Inc.	730,505	10,359
*	RF Micro Devices Inc.	2,454,540	9,524
*	WNS Holdings Ltd. ADR	984,681	9,512
*	Acme Packet Inc.	595,996	9,447
*	CommVault Systems Inc.	188,818	9,161
*	Hittite Microwave Corp.	177,030	8,970
*	DealerTrack Holdings Inc.	300,000	8,751
*	NETGEAR Inc.	244,300	8,460
*	Informatica Corp.	274,472	8,100
*	IPG Photonics Corp.	127,000	6,582
*	QLIK Technologies Inc.	321,900	6,438
*	Akamai Technologies Inc.	177,977	6,261
*	Diodes Inc.	317,775	6,019

* Tyler Technologies Inc.	149,700	5,841
* LinkedIn Corp. Class A	56,200	5,769
* Interactive Intelligence Group Inc.	217,630	5,676
* Cavium Inc.	198,060	5,352
* Active Network Inc.	341,607	4,847
* comScore Inc.	300,427	4,627
* Skyworks Solutions Inc.	159,300	4,609
* Ubiquiti Networks Inc.	323,200	4,570
* Global Cash Access Holdings Inc.	689,300	4,453
Allot Communications Ltd.	177,300	4,358
* Polycom Inc.	476,535	4,165
* Dropbox Private Placement	445,203	4,030
* Cymer Inc.	70,040	4,007
* Monolithic Power Systems Inc.	200,000	3,876
* ACI Worldwide Inc.	84,095	3,701
* Audience Inc.	200,927	3,627
* Travelzoo Inc.	165,000	3,566
* Wright Express Corp.	54,460	3,506
* Ariba Inc.	77,800	3,457
* TIBCO Software Inc.	110,987	3,118
* Gartner Inc.	70,038	3,109
* LSI Corp.	425,000	2,933
* Saba Software Inc.	337,315	2,813
Lender Processing Services Inc.	100,100	2,469
MAXIMUS Inc.	47,824	2,415
Littelfuse Inc.	45,000	2,414
* Unisys Corp.	109,740	2,132
* PROS Holdings Inc.	150,000	2,091
* Zebra Technologies Corp.	58,800	2,031
Booz Allen Hamilton Holding Corp.	113,441	1,977
DST Systems Inc.	36,496	1,967
* Plexus Corp.	67,900	1,950
Anixter International Inc.	33,931	1,931
* Mentor Graphics Corp.	125,360	1,916
Intersil Corp. Class A	175,495	1,616
* Deltek Inc.	123,000	1,601
* Entegris Inc.	188,200	1,515
* Synopsys Inc.	45,000	1,363
* Synaptics Inc.	46,700	1,232
* Nova Measuring Instruments Ltd.	140,000	1,142
* ATMI Inc.	59,000	1,120
* Stamps.com Inc.	43,900	928
* Websense Inc.	51,251	769
* CalAmp Corp.	84,400	636
* Exar Corp.	71,200	527
* Cray Inc.	35,000	435
* Ultratech Inc.	13,578	432
* CSG Systems International Inc.	24,000	423
* Freescale Semiconductor Ltd.	35,600	380
Diebold Inc.	10,700	346
* Equinix Inc.	1,900	339
* LogMeIn Inc.	15,583	295
* AOL Inc.	9,100	290
* Zygo Corp.	14,400	257
* Multi-Fineline Electronix Inc.	8,800	230
		1,969,283

Materials (5.0%)
*	WR Grace & Co.	800,075	44,836
	Silgan Holdings Inc.	867,770	35,761
*	Graphic Packaging Holding Co.	5,882,164	32,940
	Ball Corp.	780,185	32,425
	Albemarle Corp.	550,035	32,023
	Smurfit Kappa Group plc (London Shares)	3,463,582	25,865
*	KapStone Paper and Packaging Corp.	1,536,542	25,829
	Minerals Technologies Inc.	398,930	25,508
	Methanex Corp.	918,990	25,337
	FMC Corp.	423,170	23,147
	CF Industries Holdings Inc.	103,150	20,193
	Schweitzer-Mauduit International Inc.	264,600	18,019
	Sensient Technologies Corp.	447,486	15,863
	Schnitzer Steel Industries Inc.	462,292	13,273
*	Ferro Corp.	3,803,855	11,678
	PolyOne Corp.	744,560	10,967
*	Intrepid Potash Inc.	356,542	8,322
	Noranda Aluminum Holding Corp.	900,000	5,607
*	TPC Group Inc.	124,400	4,789
	Aptargroup Inc.	77,100	3,856
*	OM Group Inc.	212,800	3,341
	NewMarket Corp.	11,173	2,569
	Rockwood Holdings Inc.	47,995	2,122
	Valspar Corp.	42,200	2,119
	Westlake Chemical Corp.	34,400	2,042
	Eastman Chemical Co.	37,974	1,985
	Airgas Inc.	23,200	1,840
	Myers Industries Inc.	76,900	1,264
*	Coeur d'Alene Mines Corp.	57,400	936
	Haynes International Inc.	16,650	802
			435,258
Telecommunication Services (1.3%)
*	SBA Communications Corp. Class A	607,290	35,866
*	tw telecom inc Class A	1,203,225	30,237
*	Vonage Holdings Corp.	10,517,890	18,827
*	Cogent Communications Group Inc.	970,017	17,916
*	Clearwire Corp. Class A	2,206,810	2,516
*,^ magicJack VocalTec Ltd.		96,200	2,137
*	Cincinnati Bell Inc.	143,800	554
			108,053
Utilities (0.0%)
	American States Water Co.	8,900	362

Total Common Stocks (Cost $7,326,834)			8,486,395

	Coupon
Temporary Cash Investments (3.5%)[1]
Money Market Fund (2.9%)
[4,5] Vanguard Market Liquidity Fund	0.155%		251,915,844	251,916

			Face	Market
		Maturity	Amount	Value
		Date	($000)	($000)
Repurchase Agreement (0.3%)
Deutsche Bank Securities, Inc.
(Dated 7/31/12, Repurchase Value
$27,500,000, collateralized by Government
National Mortgage Assn. 3.000%-5.000%,
12/20/26-9/20/41)	0.190%	8/1/12	27,500	27,500

U.S. Government and Agency Obligations (0.3%)
[6] Fannie Mae Discount Notes	0.150%	8/22/12	1,500	1,500
[6,7] Fannie Mae Discount Notes	0.130 – 0.150%	9/26/12	11,000	10,997
[6,7] Freddie Mac Discount Notes	0.170%	12/17/12	2,200	2,198
United States Treasury Note/Bond	3.875%	10/31/12	6,000	6,055
				20,750
Total Temporary Cash Investments (Cost $300,166)				300,166
Total Investments (101.3%) (Cost $7,627,000)				8,786,561
Other Assets and Liabilities-Net (-1.3%)[5]				(110,546)
Net Assets (100%)				8,676,015

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $53,394,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.5% and 2.8%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $55,563,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $5,148,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.

Explorer Fund

When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,456,500	25,865	4,030
Temporary Cash Investments	251,916	48,250	—
Futures Contracts—Liabilities[1]	(325)	—	—
Total	8,708,091	74,115	4,030
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Explorer Fund

At July 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2012	464	36,405	500
E-mini S&P MidCap 400 Index	September 2012	270	25,342	794

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2011		from		July 31, 2012
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
eHealth Inc.	NA1	12,133	104	—	28,193
HFF Inc. Class A	34,678	576	14,073	—	28,843
Kindred Healthcare Inc.	NA1	6,323	2,846	—	28,405
TiVo Inc.	66,203	2,909	6,521	—	NA2
	100,881			—	85,441

1 Not applicable — At October 31, 2011, the issuer was not an affiliated company of the fund.
2 Not applicable — At July 31, 2012, the security was still held, but the issuer was no longer an affiliated companyof the fund.

F. At July 31, 2012, the cost of investment securities for tax purposes was $7,627,000. Net unrealized appreciation of investment securities for tax purposes was $1,159,561,000, consisting of unrealized gains of $1,818,331,000 on securities that had risen in value since their purchase and $658,770,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 21, 2012

VANGUARD EXPLORER FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.